                              Janus Adviser Series
                       Class A Shares and Class C Shares
                            Janus Adviser Orion Fund
                      Janus Adviser Small-Mid Growth Fund
                         Janus Adviser Contrarian Fund
                     Janus Adviser Small Company Value Fund
                         Janus Adviser High-Yield Fund
                          Janus Adviser Worldwide Fund
                        Janus Adviser Mid Cap Value Fund

                         Supplement dated June 30, 2006
                       to Currently Effective Prospectus

Effective July 1, 2006, the following replaces the corresponding information in the "FEES AND EXPENSES" section of the Prospectus with respect to Orion Fund, Small-Mid Growth Fund, Contrarian Fund, Small Company Value Fund, and High-Yield
Fund:

   FEES AND EXPENSES

   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class A Shares or Class C Shares of the Funds. Expense information shown for Orion Fund, Small-Mid Growth Fund, Contrarian Fund, and High-Yield Fund reflects estimated annualized expenses the Funds expect to incur during their initial fiscal year, restated to reflect the effect of reductions to each Fund's respective contractual waiver that are effective July 1, 2006. The fees and expenses shown for Small Company Value Fund were determined based on net assets as of the fiscal year ended July 31, 2005, restated to reflect estimated higher operational expenses expected to be incurred during the fiscal year, as well as the effect of a reduction to the contractual waiver as of July 1, 2006. All expenses are shown without the effect of expense offset arrangements. Contractual waivers agreed to by Janus Capital are included under "Net Annual Fund Operating Expenses."

   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees.

   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              Class A  Class C
Maximum Sales Charge (load) Imposed on Purchases (as a % of
  offering price)
    Equity Funds............................................  5.75%(2) N/A
    Bond Funds..............................................  4.75%(2) N/A
Maximum Deferred Sales Charge (load) (as a % of the lower of original purchase price or redemption proceeds)...........  None(3)  1.00%(4)

--------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                                        Total Annual             Net Annual
                                                      Distribution/                         Fund                    Fund
                                      Management         Service             Other       Operating     Expense    Operating
                                        Fee(5)       (12b-1) Fees(6)      Expenses(7)   Expenses(8)    Waivers   Expenses(8)
  Orion Fund -
     Class A                            0.64%             0.25%              6.79%(9)      7.68%        6.48%       1.20%
     Class C                            0.64%             1.00%              6.79%(9)      8.43%        6.48%       1.95%
  Small-Mid Growth Fund -
     Class A                            0.64%             0.25%              6.79%(9)      7.68%        6.38%       1.30%
     Class C                            0.64%             1.00%              6.79%(9)      8.43%        6.38%       2.05%
  Contrarian Fund(10) -
     Class A                            0.64%             0.25%              6.79%(9)      7.68%        6.48%       1.20%
     Class C                            0.64%             1.00%              6.79%(9)      8.43%        6.48%       1.95%
  Small Company Value Fund -
     Class A                            0.74%             0.25%              1.04%         2.03%        0.78%       1.25%
     Class C                            0.74%             1.00%              1.05%         2.79%        0.79%       2.00%
  High-Yield Fund -
     Class A                            0.65%             0.25%              6.85%(9)      7.75%        6.60%       1.15%
     Class C                            0.65%             1.00%              6.85%(9)      8.50%        6.60%       1.90%

--------------------------------------------------------------------------------
  (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.
  (2) Sales charge may be waived for certain investors.
  (3) A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase. This sales charge is not reflected in the example.
  (4) A contingent deferred sales charge of 1.00% applies on Class C Shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors.
  (5) The "Management Fee" is the investment advisory fee paid by the Funds to Janus Capital.
  (6) Includes a shareholder servicing fee of up to 0.25% for Class C Shares. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
  (7) Other Expenses may include networking and/or omnibus account fees charged by intermediaries with respect to processing orders in Fund shares.
  (8) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, taxes, and extraordinary expenses) to certain limits until at least December 1, 2007. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.
  (9) Since the Fund had not commenced operations as of July 31, 2005, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal year.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 (10) Effective February 1, 2006, Contrarian Fund's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Fund's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Statement of Additional Information. Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may effect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital. The current agreement will be in effect until December 1, 2007, unless terminated, revised, or extended.
--------------------------------------------------------------------------------
Also effective July 1, 2006, the following supplements the information in the "FEES AND EXPENSES" section of the Prospectus with respect to Worldwide Fund:

   The investment advisory agreement for Worldwide Fund with Janus Capital provides for the payment by the Fund of a base management fee at the annual rate of 0.60% of the average daily net assets of the Fund ("Base Fee"), subject to a performance fee adjustment commencing February 1, 2007, as described in the Prospectus. The performance fee adjustment is based on the total return performance of the Fund's load-waived Class A Shares ("Fund Performance") as compared to the performance of the Fund's benchmark, the Morgan Stanley Capital International World Index(SM) ("Benchmark Performance").

   Additionally, for the period from July 1, 2006 through January 31, 2007 ("Waiver Period"), Janus Capital has contractually agreed to waive its right to receive a portion of the Base Fee, at the annual rate of up to 0.15% of average daily net assets, under certain conditions. This waiver will apply for any calendar month in the Waiver Period if Fund Performance for the period from February 1, 2006 through the end of the preceding calendar month, calculated as though there had been no waiver of the Base Fee, is less than Benchmark Performance for that period, as follows:

PERCENT BY WHICH FUND PERFORMANCE IS LESS THAN
            BENCHMARK PERFORMANCE               ANNUAL RATE OF WAIVER AS PERCENT OF AVERAGE NET ASSETS*
----------------------------------------------  -------------------------------------------------------
                     0.0                                             0.0
                    -0.5                                             0.0125
                    -1.0                                             0.0250
                    -1.5                                             0.0375
                    -2.0                                             0.0500
                    -2.5                                             0.0625
                    -3.0                                             0.0750
                    -3.5                                             0.0875
                    -4.0                                             0.1000
                    -4.5                                             0.1125
                    -5.0                                             0.1250
                    -5.5                                             0.1375
                    -6.0                                             0.1500

     --------------------

     * The waiver is calculated in increments of 0.0125% for every full 0.5% of Fund Performance below Benchmark Performance, with a maximum waiver of 0.15%.

   For example, the first waiver will be calculated based on Fund Performance compared to Benchmark Performance for the period from February 1, 2006 to June 30, 2006. If Fund Performance is less than Benchmark Performance by 0.5% or more, a waiver will be applied to reduce management fees paid by the Fund during the month of July 2006. A similar calculation will be repeated monthly, with each successive monthly calculation based on a period that includes the most recently completed month, until the last waiver, if any, is calculated for the period from February 1, 2006 through December 31, 2006 and applied during January 2007. The Waiver Period terminates effective January 31, 2007. Because any fee waiver will have a positive effect upon the Fund's performance, fee waivers during the Waiver Period may effect the performance fee adjustment commencing February 1, 2007, in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital after February 1, 2007, under some circumstances, may exceed the cumulative dollar amount of management fees waived by Janus Capital during the Waiver Period.

   During the Waiver Period, even if Fund Performance should exceed Benchmark Performance, the management fee will not exceed the Base Fee, and Janus Capital may not recover any management fees previously waived.

In addition, the following replaces the corresponding information under "PERKINS PORTFOLIO MANAGERS" in the "INVESTMENT PERSONNEL" section of the Prospectus:

   Jeffrey R. Kautz, CFA, is Co-Manager of Janus Adviser Mid Cap Value Fund, which he has managed since its inception. He is also Portfolio Manager of other Janus accounts. Mr. Kautz has served as a research analyst for the value products of Perkins since October 1997. Previously, he was a portfolio manager for Berger Mid Cap Value Fund. Mr. Kautz holds a Bachelor of Science degree in Mechanical Engineering from the University of Illinois and a Master of Business Administration in Finance from the University of Chicago. Mr. Kautz is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kautz holds the Chartered Financial Analyst designation.

   Thomas M. Perkins has been lead Co-Manager of Janus Adviser Mid Cap Value Fund since its inception. He is also Portfolio Manager of other Janus accounts. Mr. Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. Previously, he was a portfolio manager for Berger Mid Cap Value Fund. Mr. Perkins holds a Bachelor of Arts degree in History from Harvard University. Mr. Perkins is jointly and primarily responsible for the day-to-day management of the Fund, and as lead Co-Manager, exercises final decision-making authority over the Fund as necessary.

                              Janus Adviser Series
                                 Class I Shares
                            Janus Adviser Orion Fund
                      Janus Adviser Small-Mid Growth Fund
                         Janus Adviser Contrarian Fund
                     Janus Adviser Small Company Value Fund
                         Janus Adviser High-Yield Fund
                          Janus Adviser Worldwide Fund
                        Janus Adviser Mid Cap Value Fund

                         Supplement dated June 30, 2006
                       to Currently Effective Prospectus

Effective July 1, 2006, the following replaces the corresponding information in the "FEES AND EXPENSES" section of the Prospectus with respect to Orion Fund, Small-Mid Growth Fund, Contrarian Fund, Small Company Value Fund, and High-Yield
Fund:

   FEES AND EXPENSES

   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class I Shares of the Funds. Expense information shown reflects estimated annualized expenses, including networking and/or omnibus account expenses, that Class I Shares expect to incur during their initial fiscal year, restated to reflect the effect of reductions to each Fund's respective contractual waiver that are effective July 1, 2006. All expenses are shown without the effect of expense offset arrangements. Contractual waivers agreed to by Janus Capital are included under "Net Annual Fund Operating Expenses."

   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Funds' Class I Shares do not include sales charges when you buy or sell the Funds' Class I Shares. However, if you sell Class I Shares of High-Yield Fund that you have held for three months or less, you may pay a redemption fee.

   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

--------------------------------------------------------------------------------

   SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                  Class I
    Sales Charges...............................................  None
    Redemption fee on shares of High-Yield Fund held for three months or less (as a % of amount redeemed)................  2.00%(2)
    Exchange fee................................................  None(3)

--------------------------------------------------------------------------------

   ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                                                           Total Annual             Net Annual
                                                                               Fund                    Fund
                                                Management      Other       Operating     Expense    Operating
                                                  Fee(4)     Expenses(5)   Expenses(6)    Waivers   Expenses(6)
    Orion Fund - Class I                          0.64%        6.79%(7)       7.43%       6.48%       0.95%
    Small-Mid Growth Fund - Class I               0.64%        6.79%(7)       7.43%       6.38%       1.05%
    Contrarian Fund(8) - Class I                  0.64%        6.79%(7)       7.43%       6.48%       0.95%
    Small Company Value Fund - Class I            0.74%         1.10%         1.84%       0.84%       1.00%
    High-Yield Fund - Class I                     0.65%        6.85%(7)       7.50%       6.60%       0.90%

--------------------------------------------------------------------------------

   (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.
   (2) The redemption fee may be waived in certain circumstances, as described in the Shareholder's Guide.
   (3) An exchange of Class I Shares of High-Yield Fund held for three months or less may be subject to the Fund's 2.00% redemption fee.
   (4) The "Management Fee" is the investment advisory fee paid by the Funds to Janus Capital.
   (5) Other Expenses may include networking and/or omnibus account fees charged by intermediaries with respect to processing orders in Fund shares.
   (6) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses (excluding brokerage commissions, interest, taxes, and extraordinary expenses) to certain limits until at least December 1, 2007. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.
   (7) Since the Fund had not commenced operations as of July 31, 2005, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal year.
   (8) Effective February 1, 2006, Contrarian Fund's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Fund's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Statement of Additional Information. Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may effect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital. The current agreement will be in effect until December 1, 2007, unless terminated, revised, or extended.
   --------------------------------------------------------------------------

Also effective July 1, 2006, the following supplements the information in the "FEES AND EXPENSES" section of the Prospectus with respect to Worldwide Fund:

   The investment advisory agreement for Worldwide Fund with Janus Capital provides for the payment by the Fund of a base management fee at the annual rate of 0.60% of the average daily net assets of the Fund ("Base Fee"), subject to a performance fee adjustment commencing February 1, 2007, as described in the Prospectus. The performance fee adjustment is based on the total return performance of the Fund's load-waived Class A Shares ("Fund Performance") as compared to the performance of the Fund's benchmark, the Morgan Stanley Capital International World Index(SM) ("Benchmark Performance").

   Additionally, for the period from July 1, 2006 through January 31, 2007 ("Waiver Period"), Janus Capital has contractually agreed to waive its right to receive a portion of the Base Fee, at the annual rate of up to 0.15% of average daily net assets, under certain conditions. This waiver will apply for any calendar month in the Waiver Period if Fund Performance for the period from February 1, 2006 through the end of the preceding calendar month, calculated as though there had been no waiver of the Base Fee, is less than Benchmark Performance for that period, as follows:

PERCENT BY WHICH FUND PERFORMANCE IS LESS THAN
            BENCHMARK PERFORMANCE               ANNUAL RATE OF WAIVER AS PERCENT OF AVERAGE NET ASSETS*
----------------------------------------------  -------------------------------------------------------
                     0.0                                             0.0
                    -0.5                                             0.0125
                    -1.0                                             0.0250
                    -1.5                                             0.0375
                    -2.0                                             0.0500
                    -2.5                                             0.0625
                    -3.0                                             0.0750
                    -3.5                                             0.0875
                    -4.0                                             0.1000
                    -4.5                                             0.1125
                    -5.0                                             0.1250
                    -5.5                                             0.1375
                    -6.0                                             0.1500

     --------------------

     * The waiver is calculated in increments of 0.0125% for every full 0.5% of Fund Performance below Benchmark Performance, with a maximum waiver of 0.15%.

   For example, the first waiver will be calculated based on Fund Performance compared to Benchmark Performance for the period from February 1, 2006 to June 30, 2006. If Fund Performance is less than Benchmark Performance by 0.5% or more, a waiver will be applied to reduce management fees paid by the Fund during the month of July 2006. A similar calculation will be repeated monthly, with each successive monthly calculation based on a period that includes the most recently completed month, until the last waiver, if any, is calculated for the period from February 1, 2006 through December 31, 2006 and applied during January 2007. The Waiver Period terminates effective January 31, 2007. Because any fee waiver will have a positive effect upon the Fund's performance, fee waivers during the Waiver Period may effect the performance fee adjustment commencing February 1, 2007, in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital after February 1, 2007, under some circumstances, may exceed the cumulative dollar amount of management fees waived by Janus Capital during the Waiver Period.

   During the Waiver Period, even if Fund Performance should exceed Benchmark Performance, the management fee will not exceed the Base Fee, and Janus Capital may not recover any management fees previously waived.

In addition, the following replaces the corresponding information under "PERKINS PORTFOLIO MANAGERS" in the "INVESTMENT PERSONNEL" section of the Prospectus:

   Jeffrey R. Kautz, CFA, is Co-Manager of Janus Adviser Mid Cap Value Fund, which he has managed since its inception. He is also Portfolio Manager of other Janus accounts. Mr. Kautz has served as a research analyst for the value products of Perkins since October 1997. Previously, he was a portfolio manager for Berger Mid Cap Value Fund. Mr. Kautz holds a Bachelor of Science degree in Mechanical Engineering from the University of Illinois and a Master of Business Administration in Finance from the University of Chicago. Mr. Kautz is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kautz holds the Chartered Financial Analyst designation.

   Thomas M. Perkins has been lead Co-Manager of Janus Adviser Mid Cap Value Fund since its inception. He is also Portfolio Manager of other Janus accounts. Mr. Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. Previously, he was a portfolio manager for Berger Mid Cap Value Fund. Mr. Perkins holds a Bachelor of Arts degree in History from Harvard University. Mr. Perkins is jointly and primarily responsible for the day-to-day management of the Fund, and as lead Co-Manager, exercises final decision-making authority over the Fund as necessary.

                              Janus Adviser Series
                                 Class R Shares
                            Janus Adviser Orion Fund
                      Janus Adviser Small-Mid Growth Fund
                         Janus Adviser Contrarian Fund
                     Janus Adviser Small Company Value Fund
                         Janus Adviser High-Yield Fund
                          Janus Adviser Worldwide Fund
                        Janus Adviser Mid Cap Value Fund

                         Supplement dated June 30, 2006
                       to Currently Effective Prospectus

Effective July 1, 2006, the following replaces the corresponding information in the "FEES AND EXPENSES" section of the Prospectus with respect to Orion Fund, Small-Mid Growth Fund, Contrarian Fund, Small Company Value Fund, and High-Yield
Fund:

   FEES AND EXPENSES

   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class R Shares of the Funds. Expense information shown for Orion Fund, Small-Mid Growth Fund, Contrarian Fund, and High-Yield Fund reflects estimated annualized expenses the Funds expect to incur during their initial fiscal year, restated to reflect the effect of reductions to each Fund's respective contractual waiver that are effective July 1, 2006. The fees and expenses shown for Small Company Value Fund were determined based on net assets as of the fiscal year ended July 31, 2005, restated to reflect estimated higher operational expenses expected to be incurred during the fiscal year, as well as the effect of a reduction to the contractual waiver as of July 1, 2006. All expenses are shown without the effect of expense offset arrangements. Contractual waivers agreed to by Janus Capital are included under "Net Annual Fund Operating Expenses."

   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Funds' Class R Shares do not include sales charges when you buy or sell the Funds' Class R Shares. However, if you sell Class R Shares of High-Yield Fund that you have held for three months or less, you may pay a redemption fee.

   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.
--------------------------------------------------------------------------------

   SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                  Class R
    Sales Charges...............................................  None
    Redemption fee on shares of High-Yield Fund held for three months or less
      (as a % of amount redeemed)...............................  2.00%(2)
    Exchange fee................................................  None(3)

--------------------------------------------------------------------------------

   ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                                                                  Total Annual             Net Annual
                                                     Distribution                     Fund                    Fund
                                        Management     (12b-1)         Other       Operating     Expense    Operating
                                          Fee(4)       Fees(5)      Expenses(6)   Expenses(7)    Waivers   Expenses(7)
    Orion Fund - Class R                   0.64%         0.50%          6.93%(8)      8.07%       6.37%       1.70%
    Small-Mid Growth Fund - Class R        0.64%         0.50%          6.93%(8)      8.07%       6.27%       1.80%
    Contrarian Fund(9) - Class R           0.64%         0.50%          6.93%(8)      8.07%       6.37%       1.70%
    Small Company Value Fund - Class R     0.74%         0.50%          2.92%         4.16%       2.41%       1.75%
    High-Yield Fund - Class R              0.65%         0.50%          6.99%(8)      8.14%       6.49%       1.65%

--------------------------------------------------------------------------------

   (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.
   (2) The redemption fee may be waived in certain circumstances, as described in the Shareholder's Guide.
   (3) An exchange of Class R Shares of High-Yield Fund held for three months or less may be subject to the Fund's 2.00% redemption fee.
   (4) The "Management Fee" is the investment advisory fee paid by the Funds to Janus Capital.
   (5) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
   (6) Included in Other Expenses is an administrative services fee of 0.25% of the average daily net assets of Class R Shares to compensate Janus Services LLC for providing, or arranging for the provision of, recordkeeping, subaccounting, and administrative services to retirement or pension plan participants or other underlying investors through institutional channels.
   (7) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, taxes, and extraordinary expenses) to certain limits until at least December 1, 2007. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.
   (8) Since the Fund had not commenced operations as of July 31, 2005, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal year.
   (9) Effective February 1, 2006, Contrarian Fund's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Fund's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Statement of Additional Information. Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may effect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation
     ------------------------------------------------------------------------

       ----------------------------------------------------------------------
       ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital. The current agreement will be in effect until December 1, 2007, unless terminated, revised, or extended.
       ----------------------------------------------------------------------

Also effective July 1, 2006, the following supplements the information in the "FEES AND EXPENSES" section of the Prospectus with respect to Worldwide Fund:

   The investment advisory agreement for Worldwide Fund with Janus Capital provides for the payment by the Fund of a base management fee at the annual rate of 0.60% of the average daily net assets of the Fund ("Base Fee"), subject to a performance fee adjustment commencing February 1, 2007, as described in the Prospectus. The performance fee adjustment is based on the total return performance of the Fund's load-waived Class A Shares ("Fund Performance") as compared to the performance of the Fund's benchmark, the Morgan Stanley Capital International World Index(SM) ("Benchmark Performance").

   Additionally, for the period from July 1, 2006 through January 31, 2007 ("Waiver Period"), Janus Capital has contractually agreed to waive its right to receive a portion of the Base Fee, at the annual rate of up to 0.15% of average daily net assets, under certain conditions. This waiver will apply for any calendar month in the Waiver Period if Fund Performance for the period from February 1, 2006 through the end of the preceding calendar month, calculated as though there had been no waiver of the Base Fee, is less than Benchmark Performance for that period, as follows:

PERCENT BY WHICH FUND PERFORMANCE IS LESS THAN
            BENCHMARK PERFORMANCE               ANNUAL RATE OF WAIVER AS PERCENT OF AVERAGE NET ASSETS*
----------------------------------------------  -------------------------------------------------------
                     0.0                                             0.0
                    -0.5                                             0.0125
                    -1.0                                             0.0250
                    -1.5                                             0.0375
                    -2.0                                             0.0500
                    -2.5                                             0.0625
                    -3.0                                             0.0750
                    -3.5                                             0.0875
                    -4.0                                             0.1000
                    -4.5                                             0.1125
                    -5.0                                             0.1250
                    -5.5                                             0.1375
                    -6.0                                             0.1500

     --------------------

     * The waiver is calculated in increments of 0.0125% for every full 0.5% of Fund Performance below Benchmark Performance, with a maximum waiver of 0.15%.

   For example, the first waiver will be calculated based on Fund Performance compared to Benchmark Performance for the period from February 1, 2006 to June 30, 2006. If Fund Performance is less than Benchmark Performance by 0.5% or more, a waiver will be applied to reduce management fees paid by the Fund during the month of July 2006. A similar calculation will be repeated monthly, with each successive monthly calculation based on a period that includes the most recently completed month, until the last waiver, if any, is calculated for the period from February 1, 2006 through December 31, 2006 and applied during January 2007. The Waiver Period terminates effective January 31, 2007. Because any fee waiver will have a positive effect upon the Fund's performance, fee waivers during the Waiver Period may effect the performance fee adjustment commencing February 1, 2007, in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital after February 1, 2007, under some circumstances, may exceed the cumulative dollar amount of management fees waived by Janus Capital during the Waiver Period.

   During the Waiver Period, even if Fund Performance should exceed Benchmark Performance, the management fee will not exceed the Base Fee, and Janus Capital may not recover any management fees previously waived.

In addition, the following replaces the corresponding information under "PERKINS PORTFOLIO MANAGERS" in the "INVESTMENT PERSONNEL" section of the Prospectus:

   Jeffrey R. Kautz, CFA, is Co-Manager of Janus Adviser Mid Cap Value Fund, which he has managed since its inception. He is also Portfolio Manager of other Janus accounts. Mr. Kautz has served as a research analyst for the value products of Perkins since October 1997. Previously, he was a portfolio manager for Berger Mid Cap Value Fund. Mr. Kautz holds a Bachelor of Science degree in Mechanical Engineering from the University of Illinois and a Master of Business Administration in Finance from the University of Chicago. Mr. Kautz is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kautz holds the Chartered Financial Analyst designation.

   Thomas M. Perkins has been lead Co-Manager of Janus Adviser Mid Cap Value Fund since its inception. He is also Portfolio Manager of other Janus accounts. Mr. Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. Previously, he was a portfolio manager for Berger Mid Cap Value Fund. Mr. Perkins holds a Bachelor of Arts degree in History from Harvard University. Mr. Perkins is jointly and primarily responsible for the day-to-day management of the Fund, and as lead Co-Manager, exercises final decision-making authority over the Fund as necessary.

                              Janus Adviser Series
                                 Class S Shares
                            Janus Adviser Orion Fund
                      Janus Adviser Small-Mid Growth Fund
                         Janus Adviser Contrarian Fund
                     Janus Adviser Small Company Value Fund
                         Janus Adviser High-Yield Fund
                          Janus Adviser Worldwide Fund
                        Janus Adviser Mid Cap Value Fund

                         Supplement dated June 30, 2006
                       to Currently Effective Prospectus

Effective July 1, 2006, the following replaces the corresponding information in the "FEES AND EXPENSES" section of the Prospectus with respect to Orion Fund, Small-Mid Growth Fund, Contrarian Fund, Small Company Value Fund, and High-Yield
Fund:

   FEES AND EXPENSES

   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class S Shares (formerly named Class I Shares) of the Funds. Expense information shown for Orion Fund, Small-Mid Growth Fund, Contrarian Fund, and High-Yield Fund reflects estimated annualized expenses the Funds expect to incur during their initial fiscal year, restated to reflect the effect of reductions to each Fund's respective contractual waiver that are effective July 1, 2006. The fees and expenses shown for Small Company Value Fund were determined based on net assets as of the fiscal year ended July 31, 2005, restated to reflect estimated higher operational expenses expected to be incurred during the fiscal year, as well as the effect of a reduction to the contractual waiver as of July 1, 2006. All expenses are shown without the effect of expense offset arrangements. Contractual waivers agreed to by Janus Capital are included under "Net Annual Fund Operating Expenses."

   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Funds' Class S Shares do not include sales charges when you buy or sell the Funds' Class S Shares. However, if you sell Class S Shares of High-Yield Fund that you have held for three months or less, you may pay a redemption fee.

   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.
--------------------------------------------------------------------------------

   SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                  Class S(2)
    Sales Charges...............................................  None
    Redemption fee on shares of High-Yield Fund held for three months or less
      (as a % of amount redeemed)...............................  2.00%(3)
    Exchange fee................................................  None(4)

--------------------------------------------------------------------------------

   ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                                                                Total Annual             Net Annual
                                                   Distribution                     Fund                    Fund
                                      Management     (12b-1)         Other       Operating     Expense    Operating
                                        Fee(5)       Fees(6)      Expenses(7)   Expenses(8)    Waivers   Expenses(8)
                                      ----------   ------------   -----------   ------------   -------   -----------
    Orion Fund - Class S                 0.64%         0.25%         6.93%(9)       7.82%       6.37%       1.45%
    Small-Mid Growth Fund - Class S      0.64%         0.25%         6.93%(9)       7.82%       6.27%       1.55%
    Contrarian Fund(10) - Class S        0.64%         0.25%         6.93%(9)       7.82%       6.37%       1.45%
    Small Company Value Fund - Class S   0.74%         0.25%         1.24%          2.23%       0.73%       1.50%
    High-Yield Fund - Class S            0.65%         0.25%         6.99%(9)       7.89%       6.49%       1.40%

--------------------------------------------------------------------------------

    (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.
    (2) Formerly named Class I Shares.
    (3) The redemption fee may be waived in certain circumstances, as described in the Shareholder's Guide.
    (4) An exchange of Class S Shares of High-Yield Fund held for three months or less may be subject to the Fund's 2.00% redemption fee.
    (5) The "Management Fee" is the investment advisory fee paid by the Funds to Janus Capital.
    (6) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
    (7) Included in Other Expenses is an administrative services fee of 0.25% of the average daily net assets of Class S Shares to compensate Janus Services LLC for providing, or arranging for the provision of, recordkeeping, subaccounting, and administrative services to retirement or pension plan participants or other underlying investors through institutional channels.
    (8) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, taxes, and extraordinary expenses) to certain limits until at least December 1, 2007. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.
    (9) Since the Fund had not commenced operations as of July 31, 2005, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal year.
   (10) Effective February 1, 2006, Contrarian Fund's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Fund's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Statement of Additional Information. Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may effect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional
      -----------------------------------------------------------------------

        ---------------------------------------------------------------------

        compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital. The current agreement will be in effect until December 1, 2007, unless terminated, revised, or extended.
        ---------------------------------------------------------------------

Also effective July 1, 2006, the following supplements the information in the "FEES AND EXPENSES" section of the Prospectus with respect to Worldwide Fund:

   The investment advisory agreement for Worldwide Fund with Janus Capital provides for the payment by the Fund of a base management fee at the annual rate of 0.60% of the average daily net assets of the Fund ("Base Fee"), subject to a performance fee adjustment commencing February 1, 2007, as described in the Prospectus. The performance fee adjustment is based on the total return performance of the Fund's load-waived Class A Shares ("Fund Performance") as compared to the performance of the Fund's benchmark, the Morgan Stanley Capital International World Index(SM) ("Benchmark Performance").

   Additionally, for the period from July 1, 2006 through January 31, 2007 ("Waiver Period"), Janus Capital has contractually agreed to waive its right to receive a portion of the Base Fee, at the annual rate of up to 0.15% of average daily net assets, under certain conditions. This waiver will apply for any calendar month in the Waiver Period if Fund Performance for the period from February 1, 2006 through the end of the preceding calendar month, calculated as though there had been no waiver of the Base Fee, is less than Benchmark Performance for that period, as follows:

PERCENT BY WHICH FUND PERFORMANCE IS LESS THAN
            BENCHMARK PERFORMANCE               ANNUAL RATE OF WAIVER AS PERCENT OF AVERAGE NET ASSETS*
----------------------------------------------  -------------------------------------------------------
                     0.0                                             0.0
                    -0.5                                             0.0125
                    -1.0                                             0.0250
                    -1.5                                             0.0375
                    -2.0                                             0.0500
                    -2.5                                             0.0625
                    -3.0                                             0.0750
                    -3.5                                             0.0875
                    -4.0                                             0.1000
                    -4.5                                             0.1125
                    -5.0                                             0.1250
                    -5.5                                             0.1375
                    -6.0                                             0.1500

     --------------------

     * The waiver is calculated in increments of 0.0125% for every full 0.5% of Fund Performance below Benchmark Performance, with a maximum waiver of 0.15%.

   For example, the first waiver will be calculated based on Fund Performance compared to Benchmark Performance for the period from February 1, 2006 to June 30, 2006. If Fund Performance is less than Benchmark Performance by 0.5% or more, a waiver will be applied to reduce management fees paid by the Fund during the month of July 2006. A similar calculation will be repeated monthly, with each successive monthly calculation based on a period that includes the most recently completed month, until the last waiver, if any, is calculated for the period from February 1, 2006 through December 31, 2006 and applied during January 2007. The Waiver Period terminates effective January 31, 2007. Because any fee waiver will have a positive effect upon the Fund's performance, fee waivers during the Waiver Period may effect the performance fee adjustment commencing February 1, 2007, in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital after February 1, 2007, under some circumstances, may exceed the cumulative dollar amount of management fees waived by Janus Capital during the Waiver Period.

   During the Waiver Period, even if Fund Performance should exceed Benchmark Performance, the management fee will not exceed the Base Fee, and Janus Capital may not recover any management fees previously waived.

In addition, the following replaces the corresponding information under "PERKINS PORTFOLIO MANAGERS" in the "INVESTMENT PERSONNEL" section of the Prospectus:

   Jeffrey R. Kautz, CFA, is Co-Manager of Janus Adviser Mid Cap Value Fund, which he has managed since its inception. He is also Portfolio Manager of other Janus accounts. Mr. Kautz has served as a research analyst for the value products of Perkins since October 1997. Previously, he was a portfolio manager for Berger Mid Cap Value Fund. Mr. Kautz holds a Bachelor of Science degree in Mechanical Engineering from the University of Illinois and a Master of Business Administration in Finance from the University of Chicago. Mr. Kautz is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kautz holds the Chartered Financial Analyst designation.

   Thomas M. Perkins has been lead Co-Manager of Janus Adviser Mid Cap Value Fund since its inception. He is also Portfolio Manager of other Janus accounts. Mr. Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. Previously, he was a portfolio manager for Berger Mid Cap Value Fund. Mr. Perkins holds a Bachelor of Arts degree in History from Harvard University. Mr. Perkins is jointly and primarily responsible for the day-to-day management of the Fund, and as lead Co-Manager, exercises final decision-making authority over the Fund as necessary.

                              Janus Adviser Series
                            Janus Adviser Orion Fund

                         Supplement dated June 30, 2006
                       to Currently Effective Prospectus

Effective July 1, 2006, the following replaces the corresponding information in the "FEES AND EXPENSES" section of the Prospectus:

   FEES AND EXPENSES

   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class S Shares (formerly named Class I Shares) of the Fund. Expense information shown reflects estimated annualized expenses that the Fund expects to incur during its initial fiscal year, restated to reflect the effect of a reduction to the Fund's contractual waiver that is effective July 1, 2006. All expenses are shown without the effect of expense offset arrangements. Contractual waivers agreed to by Janus Capital are included under "Net Annual Fund Operating Expenses."

   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Fund's Class S Shares do not include sales charges when you buy or sell the Fund's Class S Shares.

   ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

--------------------------------------------------------------------------------

   SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------

   ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                                                                Total Annual             Net Annual
                                                   Distribution                     Fund                    Fund
                                      Management     (12b-1)         Other       Operating     Expense    Operating
                                        Fee(2)       Fees(3)      Expenses(4)   Expenses(5)    Waivers   Expenses(5)
    Orion Fund - Class S(6)              0.64%         0.25%        6.93%(7)        7.82%       6.37%       1.45%

--------------------------------------------------------------------------------

   (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.
   (2) The "Management Fee" is the investment advisory fee paid by the Fund to Janus Capital.
   (3) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
   (4) Included in Other Expenses is an administrative services fee of 0.25% of the average daily net assets of Class S Shares to compensate Janus Services LLC for providing, or arranging for the provision of, recordkeeping, subaccounting, and administrative services to retirement or pension plan participants or other underlying investors through institutional channels.
   (5) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, taxes, and extraordinary expenses) to certain limits until at least December 1, 2007. The expense waiver shown reflects the application of such limit. The expense limit is detailed in the Statement of Additional Information.
   (6) Formerly named Class I Shares.
   (7) Since the Fund had not commenced operations as of July 31, 2005, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal year.
   --------------------------------------------------------------------------

                              Janus Adviser Series
                      Janus Adviser Small-Mid Growth Fund

                         Supplement dated June 30, 2006
                       to Currently Effective Prospectus

Effective July 1, 2006, the following replaces the corresponding information in the "FEES AND EXPENSES" section of the Prospectus:

   FEES AND EXPENSES

   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class S Shares (formerly named Class I Shares) of the Fund. Expense information shown reflects estimated annualized expenses that the Fund expects to incur during its initial fiscal year, restated to reflect the effect of a reduction to the Fund's contractual waiver that is effective July 1, 2006. All expenses are shown without the effect of expense offset arrangements. Contractual waivers agreed to by Janus Capital are included under "Net Annual Fund Operating Expenses."

   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Fund's Class S Shares do not include sales charges when you buy or sell the Fund's Class S Shares.

   ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                                                            Total Annual             Net Annual
                                               Distribution                     Fund                    Fund
                                  Management     (12b-1)         Other       Operating     Expense    Operating
                                    Fee(2)       Fees(3)      Expenses(4)   Expenses(5)    Waivers   Expenses(5)
    Small-Mid Growth Fund -
     Class S(6)                     0.64%         0.25%         6.93%(7)       7.82%        6.27%       1.55%

--------------------------------------------------------------------------------

   (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.
   (2) The "Management Fee" is the investment advisory fee paid by the Fund to Janus Capital.
   (3) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
   (4) Included in Other Expenses is an administrative services fee of 0.25%
       of the average daily net assets of Class S Shares to compensate Janus Services LLC for providing, or arranging for the provision of, recordkeeping, subaccounting, and administrative services to retirement or pension plan participants or other underlying investors through institutional channels.
   (5) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, taxes, and extraordinary expenses) to certain limits until at least December
       1, 2007. The expense waiver shown reflects the application of such limit. The expense limit is detailed in the Statement of Additional Information.
   (6) Formerly named Class I Shares.
   (7) Since the Fund had not commenced operations as of July 31, 2005, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal year.
--------------------------------------------------------------------------------

                              Janus Adviser Series
                         Janus Adviser Contrarian Fund

                         Supplement dated June 30, 2006
                       to Currently Effective Prospectus

Effective July 1, 2006, the following replaces the corresponding information in the "FEES AND EXPENSES" section of the Prospectus:

   FEES AND EXPENSES

   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class S Shares (formerly named Class I Shares) of the Fund. Expense information shown reflects estimated annualized expenses that the Fund expects to incur during its initial fiscal year, restated to reflect the effect of a reduction to the Fund's contractual waiver that is effective July 1, 2006. All expenses are shown without the effect of expense offset arrangements. Contractual waivers agreed to by Janus Capital are included under "Net Annual Fund Operating Expenses."

   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Fund's Class S Shares do not include sales charges when you buy or sell the Fund's Class S Shares.

   ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

--------------------------------------------------------------------------------

   SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------

   ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                                                                Total Annual             Net Annual
                                                   Distribution                     Fund                    Fund
                                      Management     (12b-1)         Other       Operating     Expense    Operating
                                        Fee(2)       Fees(3)      Expenses(4)   Expenses(5)    Waivers   Expenses(5)
    Contrarian Fund(6) - Class S(7)      0.64%         0.25%        6.93%(8)        7.82%       6.37%       1.45%

--------------------------------------------------------------------------------

   (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.
   (2) The "Management Fee" is the investment advisory fee paid by the Fund to Janus Capital.
   (3) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
   (4) Included in Other Expenses is an administrative services fee of 0.25% of the average daily net assets of Class S Shares to compensate Janus Services LLC for providing, or arranging for the provision of, recordkeeping, subaccounting, and administrative services to retirement or pension plan participants or other underlying investors through institutional channels.
   (5) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, taxes, and extraordinary expenses) to certain limits until at least December 1, 2007. The expense waiver shown reflects the application of such limit. The expense limit is detailed in the Statement of Additional Information.
   (6) Effective February 1, 2006, Contrarian Fund's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Fund's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Statement of Additional Information. Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may effect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital. The current agreement will be in effect until December 1, 2007, unless terminated, revised, or extended.
   (7) Formerly named Class I Shares.
   (8) Since the Fund had not commenced operations as of July 31, 2005, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal year.
   --------------------------------------------------------------------------

                              Janus Adviser Series
                     Janus Adviser Small Company Value Fund

                         Supplement dated June 30, 2006
                       to Currently Effective Prospectus

Effective July 1, 2006, the following replaces the corresponding information in the "FEES AND EXPENSES" section of the Prospectus:

   FEES AND EXPENSES

   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class S Shares (formerly named Class I Shares) of the Fund. All of the fees and expenses shown were determined based on net assets as of the fiscal year ended July 31, 2005, restated to reflect estimated higher operational expenses expected to be incurred during the fiscal year, restated to reflect the effect of a reduction to the Fund's contractual waiver that is effective July 1, 2006. The expenses are shown without the effect of expense offset arrangements. Contractual waivers agreed to by Janus Capital are included under "Net Annual Fund Operating Expenses."

   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Fund's Class S Shares do not include sales charges when you buy or sell the Fund's Class S Shares.

   ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

--------------------------------------------------------------------------------

   SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------

   ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                                                                Total Annual             Net Annual
                                                   Distribution                     Fund                    Fund
                                      Management     (12b-1)         Other       Operating     Expense    Operating
                                        Fee(2)       Fees(3)      Expenses(4)   Expenses(5)    Waivers   Expenses(5)
    Small Company Value Fund -
     Class S(6)                          0.74%         0.25%         1.24%          2.23%       0.73%       1.50%

--------------------------------------------------------------------------------

   (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.
   (2) The "Management Fee" is the investment advisory fee paid by the Fund to Janus Capital.
   (3) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
   (4) Included in Other Expenses is an administrative services fee of 0.25% of the average daily net assets of Class S Shares to compensate Janus Services LLC for providing, or arranging for the provision of, recordkeeping, subaccounting, and administrative services to retirement or pension plan participants or other underlying investors through institutional channels.
   (5) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, taxes, and extraordinary expenses) to certain limits until at least December 1, 2007. The expense waiver shown reflects the application of such limit. The expense limit is detailed in the Statement of Additional Information.
   (6) Formerly named Class I Shares.
   --------------------------------------------------------------------------

                              Janus Adviser Series
                         Janus Adviser High-Yield Fund

                         Supplement dated June 30, 2006
                       to Currently Effective Prospectus

Effective July 1, 2006, the following replaces the corresponding information in the "FEES AND EXPENSES" section of the Prospectus:

   FEES AND EXPENSES

   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class S Shares (formerly named Class I Shares) of the Fund. Expense information shown reflects estimated annualized expenses that the Fund expects to incur during its initial fiscal year, restated to reflect the effect of a reduction to the Fund's contractual waiver that is effective July 1, 2006. All expenses are shown without the effect of expense offset arrangements. Contractual waivers agreed to by Janus Capital are included under "Net Annual Fund Operating Expenses."

   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Fund's Class S Shares do not include sales charges when you buy or sell the Fund's Class S Shares. However, if you sell Class S Shares of the Fund that you have held for three months or less, you may pay a redemption fee.

   ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

--------------------------------------------------------------------------------

   SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              Class S(2)
Sales Charges...............................................  None
Redemption fee on shares of the Fund held for three months
  or less (as a % of amount redeemed).......................  2.00%(3)
Exchange fee................................................  None(4)

--------------------------------------------------------------------------------

   ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                                                            Total Annual             Net Annual
                                               Distribution                     Fund                    Fund
                                  Management     (12b-1)         Other       Operating     Expense    Operating
                                    Fee(5)       Fees(6)      Expenses(7)   Expenses(8)    Waivers   Expenses(8)
High-Yield Fund - Class S            0.65%         0.25%        6.99%(9)        7.89%       6.49%       1.40%

--------------------------------------------------------------------------------

   (1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.
   (2) Formerly named Class I Shares.
   (3) The redemption fee may be waived in certain circumstances, as described in the Shareholder's Guide.
   (4) An exchange of Class S Shares of the Fund held three months or less may be subject to the Fund's 2.00% redemption fee.
   (5) The "Management Fee" is the investment advisory fee paid by the Fund to Janus Capital.
   (6) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
   (7) Included in Other Expenses is an administrative services fee of 0.25%
       of the average daily net assets of Class S Shares to compensate Janus Services LLC for providing, or arranging for the provision of, recordkeeping, subaccounting, and administrative services to retirement or pension plan participants or other underlying investors through institutional channels.
   (8) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, taxes, and extraordinary expenses) to certain limits until at least December
       1, 2007. The expense waiver shown reflects the application of such limit. The expense limit is detailed in the Statement of Additional Information.
   (9) Since the Fund had not commenced operations as of July 31, 2005, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal year.
--------------------------------------------------------------------------------

                              Janus Adviser Series
                          Janus Adviser Worldwide Fund

                         Supplement dated June 30, 2006
                       to Currently Effective Prospectus

Effective July 1, 2006, the following supplements the information in the "FEES AND EXPENSES" section of the Prospectus:

   The investment advisory agreement for the Fund with Janus Capital provides for the payment by the Fund of a base management fee at the annual rate of 0.60% of the average daily net assets of the Fund ("Base Fee"), subject to a performance fee adjustment commencing February 1, 2007, as described in the Prospectus. The performance fee adjustment is based on the total return performance of the Fund's load-waived Class A Shares ("Fund Performance") as compared to the performance of the Fund's benchmark, the Morgan Stanley Capital International World Index(SM) ("Benchmark Performance").

   Additionally, for the period from July 1, 2006 through January 31, 2007 ("Waiver Period"), Janus Capital has contractually agreed to waive its right to receive a portion of the Base Fee, at the annual rate of up to 0.15% of average daily net assets, under certain conditions. This waiver will apply for any calendar month in the Waiver Period if Fund Performance for the period from February 1, 2006 through the end of the preceding calendar month, calculated as though there had been no waiver of the Base Fee, is less than Benchmark Performance for that period, as follows:

PERCENT BY WHICH FUND PERFORMANCE IS LESS THAN
            BENCHMARK PERFORMANCE               ANNUAL RATE OF WAIVER AS PERCENT OF AVERAGE NET ASSETS*
----------------------------------------------  -------------------------------------------------------
                     0.0                                             0.0
                    -0.5                                             0.0125
                    -1.0                                             0.0250
                    -1.5                                             0.0375
                    -2.0                                             0.0500
                    -2.5                                             0.0625
                    -3.0                                             0.0750
                    -3.5                                             0.0875
                    -4.0                                             0.1000
                    -4.5                                             0.1125
                    -5.0                                             0.1250
                    -5.5                                             0.1375
                    -6.0                                             0.1500

     --------------------

      * The waiver is calculated in increments of 0.0125% for every full 0.5% of Fund Performance below Benchmark Performance, with a maximum waiver of 0.15%.

   For example, the first waiver will be calculated based on Fund Performance compared to Benchmark Performance for the period from February 1, 2006 to June 30, 2006. If Fund Performance is less than Benchmark Performance by 0.5% or more, a waiver will be applied to reduce management fees paid by the Fund during the month of July 2006. A similar calculation will be repeated monthly, with each successive monthly calculation based on a period that includes the most recently completed month, until the last waiver, if any, is calculated for the period from February 1, 2006 through December 31, 2006 and applied during January 2007. The Waiver Period terminates effective January 31, 2007. Because any fee waiver will have a positive effect upon the Fund's performance, fee waivers during the Waiver Period may effect the performance fee adjustment commencing February 1, 2007, in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital after February 1, 2007, under some circumstances, may exceed the cumulative dollar amount of management fees waived by Janus Capital during the Waiver Period.

   During the Waiver Period, even if Fund Performance should exceed Benchmark Performance, the management fee will not exceed the Base Fee, and Janus Capital may not recover any management fees previously waived.

                              Janus Adviser Series
                        Janus Adviser Mid Cap Value Fund

                         Supplement dated June 30, 2006
                       to Currently Effective Prospectus

The following replaces the corresponding information under "PERKINS PORTFOLIO MANAGERS" in the "INVESTMENT PERSONNEL" section of the Prospectus:

   Jeffrey R. Kautz, CFA, is Co-Manager of Janus Adviser Mid Cap Value Fund, which he has managed since its inception. He is also Portfolio Manager of other Janus accounts. Mr. Kautz has served as a research analyst for the value products of Perkins since October 1997. Previously, he was a portfolio manager for Berger Mid Cap Value Fund. Mr. Kautz holds a Bachelor of Science degree in Mechanical Engineering from the University of Illinois and a Master of Business Administration in Finance from the University of Chicago. Mr. Kautz is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kautz holds the Chartered Financial Analyst designation.

   Thomas M. Perkins has been lead Co-Manager of Janus Adviser Mid Cap Value Fund since its inception. He is also Portfolio Manager of other Janus accounts. Mr. Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. Previously, he was a portfolio manager for Berger Mid Cap Value Fund. Mr. Perkins holds a Bachelor of Arts degree in History from Harvard University. Mr. Perkins is jointly and primarily responsible for the day-to-day management of the Fund, and as lead Co-Manager, exercises final decision-making authority over the Fund as necessary.

                              Janus Adviser Series
                            Janus Adviser Orion Fund
                      Janus Adviser Small-Mid Growth Fund
                         Janus Adviser Contrarian Fund
                     Janus Adviser Small Company Value Fund
                          Janus Adviser Worldwide Fund
                         Janus Adviser High-Yield Fund

                         Supplement dated June 30, 2006
           to Currently Effective Statement of Additional Information

Effective July 1, 2006, the following replaces the corresponding information on page 46 of the "INVESTMENT ADVISER AND SUBADVISERS" section of the Statement of Additional Information with respect to Orion Fund, Small-Mid Growth Fund, Contrarian Fund, Small Company Value Fund, Worldwide Fund, and High-Yield Fund:

                                                     Expense Limit
Fund Name                                            Percentage (%)
Orion Fund                                                0.95
Small-Mid Growth Fund                                     1.05
Contrarian Fund(1)                                        0.95
Small Company Value Fund                                  1.00
Worldwide Fund                                            0.65
High-Yield Fund                                           0.90

   (1) Effective February 1, 2006, Contrarian Fund's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Fund's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the "Proposed Performance-Based Investment Advisory Fee" section of this Statement of Additional Information. Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may effect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital. The current agreement will be in effect until December 1, 2007, unless terminated, revised, or extended.

   In addition to the expense limit shown above for Worldwide Fund, Janus Capital has also contractually agreed to waive a portion of its management fee for the period July 1, 2006 through January 31, 2007, as described in the Prospectus.